Business combination - Allocation of the purchase price as of the date of acquisition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)
Allocation of the purchase price as of the date of acquisition
Goodwill	¥ 126,344	$ 18,318		¥ 73,663
Pinzhi
Allocation of the purchase price as of the date of acquisition
Net liabilities acquired						¥ (1,468)
Goodwill						50,833
Deferred tax liabilities						(11,525)
Purchase price as of the date of acquisition						83,940
Pinzhi | Content
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets						31,500
Pinzhi | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets						13,000
Pinzhi | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets						¥ 1,600
Yincheng Limited
Allocation of the purchase price as of the date of acquisition
Net assets acquired					¥ 1,945
Goodwill					22,830
Deferred tax liabilities					(3,600)
Purchase price as of the date of acquisition					35,575
Yincheng Limited | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					12,000
Yincheng Limited | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					¥ 2,400
Yiqikao
Allocation of the purchase price as of the date of acquisition
Net assets acquired			¥ 12,624
Financial instruments arising from acquisition			8,700
Goodwill			52,444
Noncontrolling interests			(7,238)
Purchase price as of the date of acquisition			99,830
Yiqikao | Content
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets			6,800
Yiqikao | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets			23,000
Yiqikao | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets			¥ 3,500